Schedule I - Investments	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Text Block]
SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
For the Twelve Months Ended December 31, 2025
($ in millions)

Type of investment	Amortized Cost or Cost	Fair Value	Amount at which shown in the Balance Sheet
Fixed income securities
U.S. government	$1,465.6	$1,485.9	$1,485.9
U.S. agency	2.0	2.0	2.0
Municipal	95.6	97.0	97.0
Corporate	2,136.6	2,138.8	2,138.8
High Yield Loans	99.6	100.0	100.0
Non-U.S. government-backed corporate	66.0	66.3	66.3
Non-U.S. government	438.2	439.2	439.2
Asset-backed (1)	873.0	872.9	961.7
Agency commercial mortgage-backed	9.8	9.5	9.5
Agency residential mortgage-backed	774.1	753.2	753.2
Total fixed income securities	$5,960.5	$5,964.8	$6,053.6
Short term investments	$45.4	$45.4	$45.4
Privately held investments (2)	$170.7	$167.5	$172.3
Equity investments		$8.1	8.1
Investments, equity method		$9.6	$9.6
Other investments at fair value (3)		$198.2	$279.6
Total investments		$6,393.6	$6,568.6
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(1)     Fixed income securities, asset-backed excludes related party investments totaling fair value of $88.8 million.
(2)    Privately-held investments excludes related party investments totaling $4.8 million.
(3) Other investments excludes related party investments of $81.4 million in Funds managed by Apoll